STOCKHOLDERS’ (DEFICIT) EQUITY - Equity Incentive Plans (Details) shares in Millions	12 Months Ended
Dec. 31, 2023 shares
2018 Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, award vesting period	4 years
Share-based compensation, award expiration period	10 years
2021 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, number of shares authorized (in shares)	45.0
2021 Equity Incentive Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, award expiration period	10 years
Minimum | 2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, award vesting period	1 year
Minimum | 2021 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, award vesting period	1 year
Maximum | 2018 Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, award expiration period	10 years